Lease liabilities (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 1,629,067
Interest	231,871
Present value of minimum lease payments	1,397,196
Current portion of lease liabilities	627,645	$ 604,886
Non-current portion of lease liabilities	769,551	$ 858,790
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	719,178
Interest	91,533
Present value of minimum lease payments	627,645
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	687,259
Interest	124,279
Present value of minimum lease payments	562,980
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	222,630
Interest	16,059
Present value of minimum lease payments	$ 206,571